RISK MANAGEMENT - Consolidated credit risk exposure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	$ 292,433,720	$ 269,560,244
Exposure to credit risk outside of the statement of financial position	31,399,492	29,798,544
Maximum exposure to credit risk	323,833,212	299,358,788
Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk outside of the statement of financial position	31,399,492	29,798,544
Financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk outside of the statement of financial position	3,082,949	3,052,607
Loan commitments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk outside of the statement of financial position	28,316,543	26,745,937
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	200,136,125	186,203,770
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	115,414,643	107,047,817
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	705,055	392,607
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	61,976,325	59,999,611
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	22,035,727	18,486,206
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	4,375	277,529
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	24,138,538	22,171,973
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	4,181,835	3,830,916
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, class [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	13,256,505	14,788,750
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	10,708,367	9,996,561
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	11,937,414	7,113,380
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	1,425	1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	27,050,198	23,326,776
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	969,294	2,077,567
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	$ 54,019	$ 48,662